UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Central Securities Corporation
Address:  630 Fifth Avenue
          New York, New York 10111

13F File Number:  28-6578

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Marlene A. Krumholz
Title:   Secretary
Phone:   212-698-2020
Signature, Place, and Date of Signing:

/s/ Marlene A. Krumholz      New York, New York     May 8, 2007

Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       36

Form 13F Information Table Value Total:  449,406

List of Other Included Managers:

None

                           FORM 13F INFORMATION TABLE

                                                         VALUE    SHARES/  SH/  PUT/  INVSMT     OTHER            VOTING AUTHORITY
    NAME OF ISSUER         TITLE OF CLASS     CUSIP     (x$1000)  PRN AMT  PRN  CALL  DSCRETN   MANAGERS  SOLE    SHARED      NONE
       COLUMN 1               COLUMN 2       COLUMN 3   COLUMN 4           COLUMN 5   COLUMN 6  COLUMN 7          COLUMN 8
====================================================================================================================================
ABBOTT LABORATORIES            COMMON       002824 10 0    6696     120000     SH         SOLE             120000     0         0
AGILENT TECHNOLOGIES, INC.     COMMON       00846U 10 1   31749     942400     SH         SOLE             942400     0         0
ANALOG DEVICES, INC.           COMMON       032654 10 5   14831     430000     SH         SOLE             430000     0         0
ARBINET-THEXCHANGE, INC.       COMMON       03875P 10 0    6352    1005000     SH         SOLE            1005000     0         0
ARCH COAL, INC.                COMMON       039380 10 0    3069     100000     SH         SOLE             100000     0         0
A.S.V. Inc.                    COMMON       001963 10 7    3052     200000     SH         SOLE             200000     0         0
BANK OF NEW YORK CO., INC.     COMMON       064057 10 2   35481     875000     SH         SOLE             875000     0         0
BERRY PETROLEUM COMPANY        CLASS A      085789 10 5   11497     375000     SH         SOLE             375000     0         0
BRADY CORPORATION              CLASS A      104674 10 6   28392     910000     SH         SOLE             910000     0         0
CAPITAL ONE FINANCIAL CORP.    COMMON       14040H 10 5   23393     310000     SH         SOLE             310000     0         0
CHEVRON CORPORATION            COMMON       166764 10 0   17331     234328     SH         SOLE             234328     0         0
CINCINNATI BELL INC.           COMMON       171871 10 6    1880     400000     SH         SOLE             400000     0         0
CONVERGYS CORPORATION          COMMON       212485 10 6   35574    1400000     SH         SOLE            1400000     0         0
CYPRESS SEMICONDUCTOR
  CORPORATION                  COMMON       232806 10 9    4730     255000     SH         SOLE             255000     0         0
DOVER CORPORATION              COMMON       260003 10 8   19524     400000     SH         SOLE             400000     0         0
ERIE INDEMNITY COMPANY         CLASS A      29530P 10 2     528      10000     SH         SOLE              10000     0         0
GEOMET INC.                    COMMON       37250U 20 1    6183     701000     SH         SOLE             701000     0         0
HEWITT ASSOCIATES INC.         CLASS A      42822Q 10 0    5846     200000     SH         SOLE             200000     0         0
IMS HEALTH, INC.               COMMON       449934 10 8    5932     200000     SH         SOLE             200000     0         0
INTEL CORPORATION              COMMON       458140 10 0   18747     980000     SH         SOLE             980000     0         0
MACMORAN EXPLORATION
  CORPORATION                  COMMON       582411 10 4    7609     555000     SH         SOLE             555000     0         0
MOTOROLA, INC.                 COMMON       620076 10 9    6184     350000     SH         SOLE             350000     0         0
MURPHY OIL CORPORATION         COMMON       626717 10 2   32040     600000     SH         SOLE             600000     0         0
NEOWARE, INC.                  COMMON       64065P 10 2   15105    1500000     SH         SOLE            1500000     0         0
NEXEN INC.                     COMMON       65334H 10 2    9808     160000     SH         SOLE             160000     0         0
POLYONE CORPORATION            COMMON       73179P 10 6     458      75000     SH         SOLE              75000     0         0
ROHM AND HAAS COMPANY          COMMON       775371 10 7    7758     150000     SH         SOLE             150000     0         0
ROPER INDUSTRIES, INC.         COMMON       776696 10 6   22501     410000     SH         SOLE             410000     0         0
SLM CORPORATION                COMMON       78442P 10 6    4090     100000     SH         SOLE             100000     0         0
SOLECTRON CORPORATION          COMMON       834182 10 7    5670    1800000     SH         SOLE            1800000     0         0
SONUS NETWORKS, INC.           COMMON       835916 10 7   20175    2500000     SH         SOLE            2500000     0         0
THE TRIZETTO GROUP, INC.       COMMON       896882 10 7   20110    1005000     SH         SOLE            1005000     0         0
TYCO INTERNATIONAL LTD         COMMON       902124 10 6   12620     400000     SH         SOLE             400000     0         0
VERIGY LTD.                    COMMON       Y93691 10 6    2708     115382     SH         SOLE             115382     0         0
VICAL INCORPORATED             COMMON       925602 10 4     650     134900     SH         SOLE             134900     0         0
WHITE MOUNTAINS INSURANCE
  GROUP LTD                    COMMON       G9618E 10 7    1133       2000     SH         SOLE               2000     0         0